                        SUPPLEMENT DATED MAY 30, 1997
                                      TO
                      PROSPECTUS DATED FEBRUARY 28, 1997

                       NATIONWIDE INVESTING FOUNDATION
                      NATIONWIDE INVESTING FOUNDATION II

                    REGARDING THE NATIONWIDE(R) BOND FUND

On page 8 of the prospectus, under Performance, the line graph and accompanying text for the Nationwide(R) Bond Fund is hereby deleted in its entirety and replaced by the following:

                                    [GRAPH]

                        1987     1988     1989     1990     1991     1992     1993     1994     1995     1996
LB LT Govt./Corp.*      9,916   10,881   12,789   13,614   16,273   17,661   20,515   19,061   24,769   24,804

LB Govt./Corp.*        10,229   11,004   12,570   13,611   15,806   17,004   18,878   18,216   21,720   22,350

Bond                    9,576   10,358   11,468   12,411   14,506   15,663   17,342   15,937   19,786   20,080

CPI**                  10,442   10,903   11,408   12,121   12,482   12,852   13,204   13,547   13,899   14,358



The index for the Fund is being changed from the Lehman Brothers Long-Term Govt./Corp. Bond Index to the Lehman Brothers Govt./Corp. Index because it better represents the investment policies of the Fund for comparison purposes.

* The Lehman Brothers Govt./Corp. and Long-Term Govt./Corp. Bond Indexes represent an unmanaged group of bonds that are not adjusted for expenses and include bonds of lower quality than the Bond Fund.


** The CPI is a broad index reflecting price changes in a market basket of goods, and unlike the funds, does not reflect any expenses.

Past results are not a guarantee of future performance. Investment results and principal will fluctuate, and when redeemed, shares may be worth more or less than original cost.

On page 11 of the prospectus, under Objectives, Management, Performance & Holdings for the Bond Fund, the second sentence of the first paragraph is hereby deleted in its entirety and replaced by the following:

The Fund seeks to serve those who are less willing to accept the risks associated with stocks through investment in income obligations, including corporate debt securities, United States and Canadian Government obligations and commercial paper. The average maturity of the Fund will be intermediate, which is defined as being between 7 and 9 years.

On page 11 of the prospectus, under Investment Objective & Policy, the second bullet point is hereby deleted in its entirety and replaced by the following.

Intermediate maturities-yields are usually higher than short-term funds, but with lower volatility of returns than long-term funds.

On page 11 of the prospectus, under Portfolio Management, the following is hereby added as the new second and third paragraphs:

The Fund may invest up to 10% of the portfolio in securities rated BBB by Standard & Poor's Corporation or of comparable quality by Moody's Investor's Service, Inc. These securities are commonly referred to as medium-grade securities. Securities in this ratings group are considered by Moody's to have some speculative characteristics, while interest payments and principal security appear adequate for present, such securities lack certain protective elements or may be characteristically unreliable over any great period of time.

Should subsequent events cause the rating of BBB securities to fall below this rating, the Fund's Investment Manager, Nationwide Advisory Services, Inc. will consider such an event in determining whether the Fund should continue to hold that security. In no event, however, would the Fund be required to liquidate any portfolio security where the Fund would suffer a loss on the sale of such security.

PLEASE KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FURTHER REFERENCE.

                        SUPPLEMENT DATED MAY 30, 1997
                                      TO
                      PROSPECTUS DATED FEBRUARY 28, 1997

                       NATIONWIDE INVESTING FOUNDATION
                      NATIONWIDE INVESTING FOUNDATION II

                                REGARDING THE
                  NATIONWIDE(R) U.S. GOVERNMENT INCOME FUND


On page 8 of the prospectus, under Performance, the line graph and accompanying text for the Nationwide(R) Bond Fund is hereby deleted in its entirety and replaced by the following


                                    [GRAPH]

               1992     1993     1994      1995      1996
ML GM*        10,847   11,999   11,612    13,738    14,117

LB GB*        10,763   11,643   11,439    13,087    13,618

U.S. GI       10,638   11,577   11,165    13,241    13,581

CPI**         10,267   10,548   10,822    11,103    11,470



The index for the Fund is being changed from the Lehman Brothers Long-Term Intermediate Government Bond Index to the Merrill Lynch Government Master Index because it better represents the investment policies of the Fund for comparison purposes.

   Period from 2/10/92 (USGI inception) through 12/31/96.

* The Merrill Lynch Government Master Index and the Lehman Brothers Intermediate Government Bond Index represent an unmanaged group of bonds that are not adjusted for expenses and include bonds of lower quality than the U.S. GI Fund. The Merrill Lynch Government Master Index better represents the investment policies of the Fund for comparison purposes.

** The CPI is a broad index reflecting price changes in a market basket of goods, and unlike the funds, does not reflect any expenses.

Past results are not a guarantee of future performance. Investment results and principal will fluctuate, and when redeemed, shares may be worth more or less than original cost.

Please see other side

PLEASE KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FURTHER REFERENCE.

The following language shall be inserted on page three of the Statement of Additional Information above the heading "-Cash and cash equivalents."

As stated in the Prospectus, the Nationwide Bond Fund may, invest up to 10% of the portfolio in securities rated BBB by Standard & Poor's Corporation or of comparable quality by Moody's Investors Service, Inc. These securities are commonly referred to as medium-grade securities.

As with other fixed-income securities, medium-grade securities are subject to credit risk and market risk. Market risk relates to changes in a security's value as a result of changes in interest rates. Credit risk relates to the ability of the issuer to make payments of principal and interest. Medium-grade securities are considered by Moody's to have speculative characteristics.

Medium-grade securities are generally subject to greater credit risk than comparable higher-rated securities because issuers are more vulnerable to economic downturns, higher interest rates or adverse issuer-specific developments. The value and liquidity of medium-grade securities may be diminished by adverse publicity and investor perceptions.

Some medium-grade securities in which the Nationwide Bond Fund may invest in may be subject to redemption or call provisions that may limit increases in market value that might otherwise result from lower interest rates while increasing the risk that the Nationwide Bond Fund may be required to reinvest redemption or call proceeds during a period of relatively low interest rates.

The credit ratings issued by NRSROs are subject to various limitations. For example, while such ratings evaluate credit risk, they ordinarily do not evaluate the market risk of medium-grade securities. In certain circumstances, the ratings may not reflect in a timely fashion adverse developments affecting an issuer. For these reasons, the investment advisor conducts its own independent credit analysis of medium-grade securities.


The following shall be inserted on page 46 of the Statement of Additional Information at the end of the page.

Bonds BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal for debt in this category than in higher rated categories.